Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Growth ETF
October 31, 2024
GOE-NPRT1-1224
1.9900249.103
Common Stocks - 99.9%
	Shares	Value ($)
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	4,964	954,648
CANADA - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Shopify Inc Class A (a)	24,232	1,895,608
CHINA - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
NXP Semiconductors NV	19,038	4,464,411
DENMARK - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Novo Nordisk A/S Class B ADR	2,218	248,304
FRANCE - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
LVMH Moet Hennessy Louis Vuitton SE	2,592	1,719,299
INDIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (b)	4,794	300,104
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	44,486	820,322
NETHERLANDS - 1.4%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	1,697	994,951
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
ASML Holding NV depository receipt	5,252	3,532,233
TOTAL NETHERLANDS		4,527,184
TAIWAN - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	44,001	8,383,951
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC ADR	6,371	453,297
UNITED STATES - 92.8%
Communication Services - 14.4%
Entertainment - 2.4%
Netflix Inc (a)	8,184	6,187,350
Roku Inc Class A (a)	28,496	1,826,023
		8,013,373
Interactive Media & Services - 11.0%
Alphabet Inc Class A	50,164	8,583,563
Alphabet Inc Class C	46,251	7,987,085
Meta Platforms Inc Class A	31,469	17,861,176
Reddit Inc Class A	6,008	716,754
Snap Inc Class A (a)	137,427	1,671,112
		36,819,690
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	14,340	3,200,114
TOTAL COMMUNICATION SERVICES		48,033,177

Consumer Discretionary - 13.3%
Automobiles - 0.3%
Rivian Automotive Inc Class A (a)(c)	42,446	428,704
Tesla Inc (a)	1,795	448,481
		877,185
Broadline Retail - 7.1%
Amazon.com Inc (a)	128,353	23,925,000
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (a)	13,698	1,846,354
Domino's Pizza Inc	2,580	1,067,423
		2,913,777
Household Durables - 0.7%
SharkNinja Inc (a)	8,583	791,438
TopBuild Corp (a)	4,821	1,703,645
		2,495,083
Specialty Retail - 3.6%
Carvana Co Class A (a)	10,907	2,697,411
Dick's Sporting Goods Inc	3,627	709,985
Lowe's Cos Inc	19,427	5,086,572
RH (a)	4,758	1,513,282
TJX Cos Inc/The	17,982	2,032,505
Wayfair Inc Class A (a)	1,821	77,993
		12,117,748
Textiles, Apparel & Luxury Goods - 0.7%
Lululemon Athletica Inc (a)	7,786	2,319,449
TOTAL CONSUMER DISCRETIONARY		44,648,242

Consumer Staples - 1.8%
Beverages - 1.0%
Keurig Dr Pepper Inc	49,279	1,623,743
Monster Beverage Corp (a)	33,548	1,767,309
		3,391,052
Consumer Staples Distribution & Retail - 0.6%
Target Corp	1,583	237,513
Walmart Inc	20,488	1,678,992
		1,916,505
Tobacco - 0.2%
Philip Morris International Inc	6,577	872,768
TOTAL CONSUMER STAPLES		6,180,325

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Exxon Mobil Corp	15,310	1,787,902
Range Resources Corp	20,628	619,459
		2,407,361
Financials - 4.7%
Capital Markets - 1.3%
Coinbase Global Inc Class A (a)	8,433	1,511,615
Intercontinental Exchange Inc	11,277	1,757,746
Robinhood Markets Inc Class A (a)	44,124	1,036,473
		4,305,834
Financial Services - 3.4%
Apollo Global Management Inc	16,294	2,334,278
Block Inc Class A (a)	18,326	1,325,336
Flywire Corp (a)	64,949	1,131,412
Mastercard Inc Class A	13,244	6,616,570
		11,407,596
TOTAL FINANCIALS		15,713,430

Health Care - 9.4%
Biotechnology - 2.3%
Alnylam Pharmaceuticals Inc (a)	8,702	2,319,866
Exact Sciences Corp (a)	14,952	1,030,641
Ionis Pharmaceuticals Inc (a)	13,062	501,450
Legend Biotech Corp ADR (a)	4,584	206,372
Moderna Inc (a)	6,629	360,352
Nuvalent Inc Class A (a)	5,230	462,803
Regeneron Pharmaceuticals Inc (a)	1,893	1,586,713
Roivant Sciences Ltd (a)	29,562	341,441
Vaxcyte Inc (a)	7,002	744,663
		7,554,301
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp (a)	68,985	5,796,120
Hologic Inc (a)	4,921	397,961
Insulet Corp (a)	5,997	1,388,485
TransMedics Group Inc (a)	2,266	185,744
		7,768,310
Health Care Providers & Services - 0.8%
HealthEquity Inc (a)	12,429	1,059,572
UnitedHealth Group Inc	3,026	1,708,177
		2,767,749
Life Sciences Tools & Services - 1.3%
Bruker Corp	17,714	1,002,789
Danaher Corp	8,197	2,013,675
Thermo Fisher Scientific Inc	2,484	1,357,059
		4,373,523
Pharmaceuticals - 2.7%
Eli Lilly & Co	9,994	8,292,423
Intra-Cellular Therapies Inc (a)	9,888	838,008
		9,130,431
TOTAL HEALTH CARE		31,594,314

Industrials - 5.5%
Aerospace & Defense - 1.3%
GE Aerospace	16,039	2,755,180
Howmet Aerospace Inc	16,749	1,670,210
		4,425,390
Building Products - 0.6%
Builders FirstSource Inc (a)	10,786	1,848,720
Construction & Engineering - 0.0%
Comfort Systems USA Inc	1,022	399,643
Electrical Equipment - 0.8%
Eaton Corp PLC	2,219	735,776
GE Vernova Inc	6,131	1,849,477
		2,585,253
Ground Transportation - 1.8%
Uber Technologies Inc (a)	83,824	6,039,519
Machinery - 0.5%
Ingersoll Rand Inc	17,283	1,659,168
Trading Companies & Distributors - 0.5%
FTAI Aviation Ltd	11,895	1,599,164
TOTAL INDUSTRIALS		18,556,857

Information Technology - 42.4%
Electronic Equipment, Instruments & Components - 1.3%
Coherent Corp (a)	20,120	1,859,893
Flex Ltd (a)	68,730	2,382,869
		4,242,762
IT Services - 0.6%
MongoDB Inc Class A (a)	7,804	2,110,201
Semiconductors & Semiconductor Equipment - 17.3%
Broadcom Inc	5,840	991,457
First Solar Inc (a)	4,404	856,490
Marvell Technology Inc	32,158	2,576,177
Micron Technology Inc	22,411	2,233,256
Monolithic Power Systems Inc	3,071	2,331,810
NVIDIA Corp	348,014	46,202,339
ON Semiconductor Corp (a)	34,695	2,445,651
		57,637,180
Software - 11.5%
AppLovin Corp Class A (a)	3,796	643,004
Cadence Design Systems Inc (a)	10,668	2,945,648
HubSpot Inc (a)	4,821	2,674,643
Microsoft Corp	71,009	28,854,507
Nutanix Inc Class A (a)	19,271	1,196,729
Oracle Corp	3,165	531,214
Salesforce Inc	6,089	1,774,152
		38,619,897
Technology Hardware, Storage & Peripherals - 11.7%
Apple Inc	173,990	39,306,081
TOTAL INFORMATION TECHNOLOGY		141,916,121

Materials - 0.6%
Construction Materials - 0.5%
Martin Marietta Materials Inc	368	217,981
Vulcan Materials Co	4,332	1,186,665
		1,404,646
Metals & Mining - 0.1%
ATI Inc (a)	9,358	493,259
TOTAL MATERIALS		1,897,905

TOTAL UNITED STATES		310,947,732
TOTAL COMMON STOCKS (Cost $244,226,795)		334,714,860

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.87	632,380	632,506
Fidelity Securities Lending Cash Central Fund (d)(e)	4.87	453,605	453,650
TOTAL MONEY MARKET FUNDS (Cost $1,086,156)			1,086,156

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $245,312,951)	335,801,016
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(508,265)
NET ASSETS - 100.0%	335,292,751

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,104 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	680,134	1,557,493	1,605,121	7,314	-	-	632,506	0.0%
Fidelity Securities Lending Cash Central Fund	71,700	1,345,086	963,136	228	-	-	453,650	0.0%
Total	751,834	2,902,579	2,568,257	7,542	-	-	1,086,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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